STOCKHOLDERS' EQUITY (Details 1) - Warrant [Member]	12 Months Ended
Dec. 31, 2016 $ / shares
Calculated stock price	$ 0.875
Expected life of warrants (in years)	5 years
Expected volatility of the underlying stock	159.50%
Expected dividend rate	0.00%
Minimum [Member]
Risk-free interest rate	1.38%
Maximum [Member]
Risk-free interest rate	1.74%